First Trust Energy AlphaDEX Fund Shareholder Fees	Jul. 31, 2025
First Trust Energy AlphaDEX Fund | First Trust Energy AlphaDEX Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%